Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net income for the year	R$ 17,314,603	R$ 17,992,726	R$ 18,237,905
Financial assets available for sale
Unrealized gains/(losses) on financial assets available for sale	2,931,550	7,757,475	(4,754,469)
Realized gains/(losses) on financial assets available for sale	487,017	(1,459,372)	(923,433)
Tax effect	(1,231,202)	(2,587,076)	2,273,982
Exchange differences on translations of foreign operations
Foreign exchange on translations of foreign operations	23,010	(194,566)	118,485
Tax effect	5,992	87,555	(57,788)
Total adjustments not included in the net income	2,216,367	3,604,016	(3,343,223)
Total comprehensive income for the year	19,530,970	21,596,742	14,894,682
Attributable to shareholders:
Controlling shareholders	19,305,731	21,498,265	14,789,683
Non-controlling interest	R$ 225,239	R$ 98,477	R$ 104,999